DEBT - Disclsoures (Details) $ in Thousands				1 Months Ended		2 Months Ended	12 Months Ended
	Dec. 14, 2015	Dec. 13, 2015	Oct. 20, 2015	Dec. 31, 2015 USD ($) item	Jul. 31, 2015	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 01, 2015 USD ($)	Feb. 28, 2015 USD ($)	Nov. 25, 2014 USD ($)	Aug. 13, 2014 USD ($)	Jul. 31, 2014 USD ($)
Funding agreements
Total Commitment				$ 1,397,243		$ 1,397,243	$ 1,397,243	$ 1,337,243
Outstanding balance				622,581		622,581	622,581	745,964
Outstanding Balance				522,775		522,775	522,775	552,799
Initial amount withdrawn from the maximum borrowing capacity							$ 75,000
Maximum
Funding agreements
Term of debt							10 years
March 2014 CNB Facility
Funding agreements
Total Commitment				50,000		50,000	$ 50,000	50,000
Outstanding Balance								42,000
July 2014 CNB Facility
Funding agreements
Total Commitment				75,000		75,000	75,000	75,000
Outstanding Balance				66,200		66,200	66,200	75,000
Secured term loan
Funding agreements
Total Commitment				$ 155,000		$ 155,000	$ 155,000
Interest rate (as a percent)				6.00%		6.00%	6.00%
Non-utilization threshold percentage (as a percent)				1.00%		1.00%	1.00%
Outstanding Balance				$ 75,000		$ 75,000	$ 75,000
Aggregate principal amount				155,000		155,000	155,000
Initial amount withdrawn from the maximum borrowing capacity				75,000
Amount of debt discount on the initial draw down amount				$ 1,100
Debt discount on initial draw down (as a percent)				8.40%
Remaining borrowing capacity				$ 80,000		$ 80,000	$ 80,000
LIBOR floor (as a percent)				1.00%		1.00%	1.00%
Non-utilization fee							$ 51
Secured term loan | LIBOR
Funding agreements
Interest rate margin (as a percent)				6.00%
LIBOR floor (as a percent)				1.00%		1.00%	1.00%
Secured term loan | Minimum
Funding agreements
Percentage of net proceeds raised in all future equity issuances used for computing the tangible net worth to be maintained							80.00%
Percentage of tangible net worth as of September 30, 2013 used for computing the tangible net worth to be maintained							80.00%
Percentage of tangible net worth required to be maintained (as a percent)				65.00%
Asset coverage ratio							110.00%
Unencumbered asset ratio							120.00%
Secured term loan | Maximum
Funding agreements
Ratio of total debt to tangible net worth							4.00
Wells Fargo Facility
Funding agreements
Total Commitment				$ 225,000		$ 225,000	$ 225,000	225,000
Outstanding Balance				101,473		101,473	101,473	120,766
Wells Fargo Facility | Secured revolving funding facility
Funding agreements
Total Commitment				$ 225,000		$ 225,000	$ 225,000
Variable interest basis	30 day LIBOR	30 day LIBOR
Non-utilization fee on average available balance (as a percent)							0.25%
Non-utilization threshold percentage (as a percent)				75.00%		75.00%	75.00%
Non-utilization /Commitment fee							$ 195	213	$ 218
Number of extension periods available for maturity date | item				2		2	2
Extension period of maturity date							12 months
Wells Fargo Facility | Secured revolving funding facility | Minimum
Funding agreements
Specified amount for computing the tangible net worth to be maintained							$ 135,500
Fixed charge coverage ratio							1.25
Percentage of net proceeds raised in all future equity issuances used for computing the tangible net worth to be maintained							80.00%
Wells Fargo Facility | Secured revolving funding facility | Minimum | 30 day LIBOR
Funding agreements
Interest rate margin (as a percent)	1.75%	2.00%
Wells Fargo Facility | Secured revolving funding facility | Maximum
Funding agreements
Ratio of total debt to tangible net worth							4.00
Ratio of recourse debt to tangible net worth							3.00
Wells Fargo Facility | Secured revolving funding facility | Maximum | 30 day LIBOR
Funding agreements
Interest rate margin (as a percent)	2.35%	2.50%
Wells Fargo Facility | Secured funding facility
Funding agreements
Period immediately preceding on the last date of the applicable reporting period for maintaining fixed charge coverage ratio							12 months
Citibank Facility
Funding agreements
Total Commitment				$ 250,000		$ 250,000	$ 250,000	250,000
Outstanding Balance				$ 112,827		$ 112,827	$ 112,827	93,432
Citibank Facility | Secured revolving funding facility
Funding agreements
Variable interest basis							30 day LIBOR
Non-utilization fee on average available balance (as a percent)							0.25%
Non-utilization /Commitment fee							$ 369	316	164
Number of extension periods available for maturity date | item				3		3	3
Extension period of maturity date							12 months
Liquidity to be maintained as a percentage of recourse indebtedness							5.00%
Citibank Facility | Secured revolving funding facility | Minimum
Funding agreements
Amount of liquidity to be maintained							$ 5,000
Percentage of net proceeds raised in all future equity issuances used for computing the tangible net worth to be maintained							80.00%
Percentage of tangible net worth as of September 30, 2013 used for computing the tangible net worth to be maintained							80.00%
Citibank Facility | Secured revolving funding facility | Minimum | 30 day LIBOR
Funding agreements
Interest rate margin (as a percent)							2.00%
Citibank Facility | Secured revolving funding facility | Maximum
Funding agreements
Ratio of total debt to tangible net worth							4.00
Ratio of recourse debt to tangible net worth							3.00
Amount of liquidity to be maintained							$ 10,000
Fixed charge coverage ratio							1.25
Citibank Facility | Secured revolving funding facility | Maximum | 30 day LIBOR
Funding agreements
Interest rate margin (as a percent)							2.50%
Citibank Facility | Secured funding facility | Minimum
Funding agreements
Period immediately preceding on the last date of the applicable reporting period for maintaining fixed charge coverage ratio							12 months
Capital One Facility
Funding agreements
Total Commitment								100,000
Baml Facility [Member]
Funding agreements
Total Commitment				$ 50,000		$ 50,000	$ 50,000
Variable interest basis							one-month LIBOR
Non-utilization fee on average available balance (as a percent)							1250.00%
Non-utilization /Commitment fee							$ 37
Number of extension periods available for maturity date | item				1		1	1
Extension period of maturity date							12 months
Term of debt							2 years
Period immediately preceding on the last date of the applicable reporting period for maintaining fixed charge coverage ratio							12 months
Baml Facility [Member] | Secured funding facility | Minimum
Funding agreements
Fixed charge coverage ratio							1.25
Percentage of net proceeds raised in all future equity issuances used for computing the tangible net worth to be maintained							80.00%
Percentage of tangible net worth as of September 30, 2013 used for computing the tangible net worth to be maintained							80.00%
Baml Facility [Member] | Secured funding facility | Minimum | One-month LIBOR
Funding agreements
Interest rate margin (as a percent)							2.25%
Baml Facility [Member] | Secured funding facility | Maximum
Funding agreements
Ratio of total debt to tangible net worth							4.00
Ratio of recourse debt to tangible net worth							3.00
Baml Facility [Member] | Secured funding facility | Maximum | One-month LIBOR
Funding agreements
Interest rate margin (as a percent)							2.75%
Fannie Mae | ASAP Line of Credit | ACRE Capital
Funding agreements
Total Commitment				$ 80,000		$ 80,000	$ 80,000	80,000
Outstanding Balance								58,469
Line of Credit Facility Number of Separate Installments Received | item							2
Bank of America | Secured revolving funding facility | ACRC Lender C LLC | ACRE Capital
Funding agreements
Total Commitment											$ 135,000
Bank of America | BAML Line of Credit | ACRC Lender C LLC
Funding agreements
Total Commitment				$ 135,000		$ 135,000	$ 135,000	180,000		$ 185,000		$ 80,000
Variable interest basis							LIBOR
Non-utilization fee on average available balance (as a percent)							1250.00%
Non-utilization threshold percentage (as a percent)				40.00%		40.00%	40.00%
Non-utilization /Commitment fee							$ 76	84	$ 26
Outstanding Balance				$ 24,806		$ 24,806	$ 24,806	134,696
Maximum advances as a percentage of principal amounts of the mortgage loans originated by acquiree				100.00%		100.00%	100.00%
Bank of America | BAML Line of Credit | ACRC Lender C LLC | LIBOR
Funding agreements
Interest rate margin (as a percent)							1.60%
City National Bank | March 2014 CNB Facility
Funding agreements
Total Commitment				$ 50,000		$ 50,000	$ 50,000
Non-utilization fee on average available balance (as a percent)							0.375%
Non-utilization /Commitment fee							$ 177	82
Number of extension periods available for maturity date | item				1		1	1
Extension period of maturity date							12 months
Period immediately preceding on the last date of the applicable reporting period for maintaining fixed charge coverage ratio							12 months
City National Bank | March 2014 CNB Facility | LIBOR for a one, two, three, six or 12-month
Funding agreements
Variable interest basis							LIBOR for a one, two, three, six or12-month
Interest rate margin (as a percent)							3.00%
City National Bank | March 2014 CNB Facility | Federal funds rate
Funding agreements
Variable interest basis							federal funds rate
Interest rate margin (as a percent)							0.50%
City National Bank | March 2014 CNB Facility | One-month LIBOR
Funding agreements
Variable interest basis							one month LIBOR
Interest rate margin (as a percent)							1.00%
City National Bank | March 2014 CNB Facility | Base rate
Funding agreements
Variable interest basis							base rate
Interest rate margin (as a percent)							1.25%
City National Bank | March 2014 CNB Facility | Minimum
Funding agreements
Interest rate (as a percent)				3.00%		3.00%	3.00%
Facility used on average (as a percent)							75.00%
Fixed charge coverage ratio							1.25
Percentage of net proceeds raised in all future equity issuances used for computing the tangible net worth to be maintained							80.00%
Percentage of tangible net worth as of September 30, 2013 used for computing the tangible net worth to be maintained							80.00%
City National Bank | March 2014 CNB Facility | Maximum
Funding agreements
Ratio of total debt to tangible net worth							4.00
Ratio of recourse debt to tangible net worth							3.00
City National Bank | July 2014 CNB Facility
Funding agreements
Total Commitment														$ 75,000
Non-utilization fee on average available balance (as a percent)							0.125%
Non-utilization /Commitment fee							$ 4	15
Extension period of maturity date					12 months		12 months
Period immediately preceding on the last date of the applicable reporting period for maintaining fixed charge coverage ratio							12 months
City National Bank | July 2014 CNB Facility | LIBOR for a one, two, three, six or 12-month
Funding agreements
Variable interest basis							LIBOR for a one, two, three, six or 12-month
Interest rate margin (as a percent)							1.50%
City National Bank | July 2014 CNB Facility | Federal funds rate
Funding agreements
Variable interest basis							federal funds rate
Interest rate margin (as a percent)							0.50%
City National Bank | July 2014 CNB Facility | One-month LIBOR
Funding agreements
Variable interest basis							one month LIBOR
Interest rate margin (as a percent)							1.00%
City National Bank | July 2014 CNB Facility | Base rate
Funding agreements
Variable interest basis							base rate
Interest rate margin (as a percent)							0.25%
City National Bank | July 2014 CNB Facility | Minimum
Funding agreements
Interest rate (as a percent)				1.50%		1.50%	1.50%
Facility used on average (as a percent)							75.00%
Fixed charge coverage ratio							1.25
Percentage of net proceeds raised in all future equity issuances used for computing the tangible net worth to be maintained							80.00%
Percentage of tangible net worth as of September 30, 2013 used for computing the tangible net worth to be maintained							80.00%
City National Bank | July 2014 CNB Facility | Maximum
Funding agreements
Ratio of total debt to tangible net worth							4.00
Ratio of recourse debt to tangible net worth							3.00
Met Life
Funding agreements
Total Commitment				$ 180,000		$ 180,000	$ 180,000	180,000
Outstanding Balance				109,474		109,474	$ 109,474	144,673
Met Life | Revolving master repurchase facility
Funding agreements
Total Commitment													$ 180,000
Variable interest basis							30 day LIBOR
Period immediately preceding on the last date of the applicable reporting period for maintaining fixed charge coverage ratio							12 months
Met Life | Revolving master repurchase facility | 30 day LIBOR
Funding agreements
Interest rate margin (as a percent)							2.35%
Met Life | Revolving master repurchase facility | Minimum
Funding agreements
Fixed charge coverage ratio							1.25
Percentage of net proceeds raised in all future equity issuances used for computing the tangible net worth to be maintained							80.00%
Percentage of tangible net worth as of September 30, 2013 used for computing the tangible net worth to be maintained							80.00%
Met Life | Revolving master repurchase facility | Maximum
Funding agreements
Ratio of total debt to tangible net worth							4.00
Ratio of recourse debt to tangible net worth							3.00
April 2014 UBS facility
Funding agreements
Total Commitment				140,000		140,000	$ 140,000	140,000
Outstanding Balance				75,558		75,558	75,558	19,685
April 2014 UBS facility | Revolving master repurchase facility
Funding agreements
Total Commitment				140,000		$ 140,000	$ 140,000
Variable interest basis							one-month LIBOR
Interest rate margin (as a percent)			1.88%
Period immediately preceding on the last date of the applicable reporting period for maintaining fixed charge coverage ratio							12 months
April 2014 UBS facility | Revolving master repurchase facility | Minimum
Funding agreements
Fixed charge coverage ratio							1.25
Percentage of net proceeds raised in all future equity issuances used for computing the tangible net worth to be maintained							80.00%
Percentage of tangible net worth as of September 30, 2013 used for computing the tangible net worth to be maintained							80.00%
April 2014 UBS facility | Revolving master repurchase facility | Maximum
Funding agreements
Ratio of total debt to tangible net worth							4.00
Ratio of recourse debt to tangible net worth							3.00
April 2014 UBS facility | Revolving master repurchase facility | Assets subject to an advance for one year or less | One-month LIBOR
Funding agreements
Interest rate margin (as a percent)							1.88%
April 2014 UBS facility | Revolving master repurchase facility | Assets subject to an advance in excess of one year but less than two years
Funding agreements
Interest rate margin (as a percent)						2.08%
April 2014 UBS facility | Revolving master repurchase facility | Assets subject to an advance for greater than two years
Funding agreements
Interest rate margin (as a percent)						2.28%
December 2014 UBS facility
Funding agreements
Total Commitment				57,243		$ 57,243	$ 57,243	57,243
Outstanding Balance				57,243		57,243	57,243	$ 57,243
December 2014 UBS facility | Global master repurchase facility
Funding agreements
Total Commitment				$ 57,200		$ 57,200	$ 57,200
Variable interest basis							one-month LIBOR
Period immediately preceding on the last date of the applicable reporting period for maintaining fixed charge coverage ratio							12 months
December 2014 UBS facility | Global master repurchase facility | One-month LIBOR
Funding agreements
Interest rate margin (as a percent)							2.74%
December 2014 UBS facility | Global master repurchase facility | Minimum
Funding agreements
Fixed charge coverage ratio							1.25
Percentage of net proceeds raised in all future equity issuances used for computing the tangible net worth to be maintained							80.00%
Percentage of tangible net worth as of September 30, 2013 used for computing the tangible net worth to be maintained							80.00%
December 2014 UBS facility | Global master repurchase facility | Maximum
Funding agreements
Ratio of total debt to tangible net worth							4.00
Ratio of recourse debt to tangible net worth							3.00